Risk management - Trading Market Risk - VaR Risks and Results (Details) - MXN ($) $ in Thousands	6 Months Ended						12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Main market risk metric
Total VaR	$ 128,610						$ 128,610
Minimum
Main market risk metric
Total VaR	57,610						57,610
Weighted average
Main market risk metric
Total VaR	95,060						95,060
Maximum
Main market risk metric
Total VaR	146,430						146,430
Trading market risk
Main market risk metric
Total VaR	129,000		$ 132,000		$ 70,000		129,000	$ 132,000	$ 70,000
Risk assumption profile, limit							245,000	230,000	192,000
Trading market risk | Minimum
Main market risk metric
Average daily Total VaR	58,000		48,000		52,000
Trading market risk | Weighted average
Main market risk metric
Average daily Total VaR	93,000	$ 97,000	79,000	$ 73,000	71,000	$ 71,000	95,000	77,000	71,000	$ 86,000
Increase (decrease) in Total VaR							18,000	6,000	(15,000)
Trading market risk | Maximum
Main market risk metric
Average daily Total VaR	$ 138,000		$ 189,000		$ 105,000
Interest rate risk | Weighted average
Main market risk metric
Average daily Total VaR							96,000	71,000	68,000	88,000
Equity price risk | Weighted average
Main market risk metric
Average daily Total VaR							5,000	4,000	17,000	18,000
Currency risk - Foreign exchange risk | Weighted average
Main market risk metric
Average daily Total VaR							$ 51,000	$ 17,000	$ 10,000	$ 14,000